Financial instruments - fair values and risk management - Groups exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Financial liabilities	$ (29,134)	$ (31,708)
Lease liabilities
Financial instruments - fair values and risk management
Financial liabilities	(881)	(1,187)
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	(28,253)	(30,521)
Currency risk | Euro
Financial instruments - fair values and risk management
Financial assets	34,275	26,944
Financial liabilities	(7,833)	(9,070)
Net exposure	26,442	17,874
Currency risk | Russian Ruble
Financial instruments - fair values and risk management
Financial assets	92	1,078
Net exposure	92	1,078
Currency risk | Armenian Dram
Financial instruments - fair values and risk management
Financial assets	80	65
Financial liabilities	(2,305)	(748)
Net exposure	(2,225)	(683)
Currency risk | Kazakhstani Tenge
Financial instruments - fair values and risk management
Financial assets	161	95
Financial liabilities	(207)	(33)
Net exposure	(46)	62
Currency risk | Lease liabilities | Euro
Financial instruments - fair values and risk management
Financial liabilities	(734)	(1,053)
Currency risk | Lease liabilities | Armenian Dram
Financial instruments - fair values and risk management
Financial liabilities	(95)	(134)
Currency risk | Trade and other payables | Euro
Financial instruments - fair values and risk management
Financial liabilities	(7,099)	(8,017)
Currency risk | Trade and other payables | Armenian Dram
Financial instruments - fair values and risk management
Financial liabilities	(2,210)	(614)
Currency risk | Trade and other payables | Kazakhstani Tenge
Financial instruments - fair values and risk management
Financial liabilities	(207)	(33)
Loans receivable | Currency risk | Euro
Financial instruments - fair values and risk management
Financial assets	4,309	476
Loans receivable | Currency risk | Armenian Dram
Financial instruments - fair values and risk management
Financial assets	19	39
Trade and other receivables | Currency risk | Euro
Financial instruments - fair values and risk management
Financial assets	10,217	9,411
Cash | Currency risk | Euro
Financial instruments - fair values and risk management
Financial assets	19,749	17,057
Cash | Currency risk | Russian Ruble
Financial instruments - fair values and risk management
Financial assets	92	1,078
Cash | Currency risk | Armenian Dram
Financial instruments - fair values and risk management
Financial assets	61	26
Cash | Currency risk | Kazakhstani Tenge
Financial instruments - fair values and risk management
Financial assets	$ 161	$ 95